COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of December 31, 2012, the Group’s commitments related to the construction of headquarter located in Wujiang, leasehold improvements, and installation of machinery and equipment for the hotel operations amounted to RMB 552,772.

(b)	Commitments under operating leases

The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total

2013	1,800	1,542,030	1,543,830
2014	1,800	1,578,790	1,580,590
2015	1,800	1,589,995	1,591,795
2016	1,650	1,588,628	1,590,278
2017	500	1,579,378	1,579,878
Thereafter	—	9,836,147	9,836,147

Total	7,550	17,714,968	17,722,518

Rental expenses amounted to RMB 644,248, RMB 937,145 and RMB 1,489,333 during the years ended December 31, 2010, 2011 and 2012, respectively.

(c)	Contingencies

As of December 31, 2012 the Group had no significant outstanding contingencies that are likely to have a material impact on our financial condition, results of operations, liquidity or cash flows.